UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

ITEM 1.    SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS

DIVERSIFIED STRATEGIC INCOME FUND

FORM N-Q

APRIL 30, 2007

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 56.9%
Aerospace & Defense - 0.4%
545,000	B+	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$553,175
		DRS Technologies Inc., Senior Subordinated Notes:
1,455,000	B+	6.625% due 2/1/16	1,476,825
100,000	B	7.625% due 2/1/18	105,250
3,316	NR	Kac Acquisition Co., Subordinated Notes, 1.000% due 4/26/26 (a)	0
1,345,000	BB+	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	1,400,481

		Total Aerospace & Defense	3,535,731

Airlines - 0.1%
		Continental Airlines Inc.:
170,000	CCC+	Notes, 8.750% due 12/1/11	168,725
		Pass-Through Certificates:
292,365	B+	Series 2000-2, Class C, 8.312% due 4/2/11	302,780
10,857	B	Series 981-C, 6.541% due 3/15/08	10,850

		Total Airlines	482,355

Auto Components - 0.3%
840,000	CCC+	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	802,200
1,505,000	CCC+	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (b)	1,542,625

		Total Auto Components	2,344,825

Automobiles - 2.3%
		DaimlerChrysler North America Holding Corp.:
700,000	BBB	5.875% due 3/15/11	713,672
2,620,000	BBB	Notes, 4.050% due 6/4/08 (b)	2,584,116
		Ford Motor Co.:
		Debentures:
485,000	CCC+	8.875% due 1/15/22	430,438
875,000	CCC+	6.625% due 10/1/28	643,125
525,000	CCC+	8.900% due 1/15/32	454,125
5,590,000	CCC+	Notes, 7.450% due 7/16/31 (b)	4,451,038
		General Motors Corp., Senior Debentures:
790,000	B-	8.250% due 7/15/23	718,900
11,320,000	B-	8.375% due 7/15/33 (b)	10,287,050

		Total Automobiles	20,282,464

Building Products - 0.4%
240,000	CCC+	Ainsworth Lumber Co., Ltd., 7.250% due 10/1/12	177,300
1,455,000	CCC	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	1,524,113
800,000	CCC+	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	794,000
980,000	CCC+	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.131% due 3/1/14	739,900

		Total Building Products	3,235,313

Capital Markets - 0.7%
780,000	AA-	Credit Suisse USA Inc., Senior Notes, 5.500% due 8/16/11	792,676
		E*TRADE Financial Corp., Senior Notes:
675,000	BB-	7.375% due 9/15/13	707,906
45,000	BB-	7.875% due 12/1/15	48,769
350,000	AA-	Goldman Sachs Group Inc., Notes, 4.500% due 6/15/10	344,738
1,000,000	A+	Lehman Brothers Holdings Inc., Medium-Term Notes, Series H, 4.500% due 7/26/10	981,676
		Morgan Stanley:
		Medium-Term Notes:
410,000	A+	5.625% due 1/9/12	416,628

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Capital Markets - 0.7% (continued)
650,000	A+	5.809% due 10/18/16 (c)	$652,423
110,000	A+	Notes, 3.625% due 4/1/08	108,432
1,975,000	A	Subordinated Notes, 4.750% due 4/1/14 (b)	1,893,827
430,000	BBB	Morgan Stanley Bank AG for OAO Gazprom, Loan Participation Notes, 9.625% due 3/1/13 (d)	514,022

		Total Capital Markets	6,461,097

Chemicals - 0.9%
150,000	BB-	Equistar Chemicals LP, Senior Notes, 10.625% due 5/1/11	159,000
1,600,000	B	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (b)(d)	1,608,000
435,000	B	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/13/14 (d)	456,750
		Lyondell Chemical Co.:
		Senior Notes:
395,000	B+	8.000% due 9/15/14	415,737
320,000	B+	8.250% due 9/15/16	344,000
		Senior Secured Notes:
1,590,000	BB	11.125% due 7/15/12 (b)	1,701,300
110,000	BB	10.500% due 6/1/13	121,138
1,525,000	BBB-	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (b)	1,692,750
150,000	B+	Millennium America Inc., Senior Notes, 9.250% due 6/15/08	156,000
145,000	B-	Momentive Performance Materials Inc., Senior Notes, 9.750% due 12/1/14 (d)	154,063
610,000	B	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (d)	606,950
245,000	BB+	Westlake Chemical Corp., Senior Notes, 6.625% due 1/15/16	239,487

		Total Chemicals	7,655,175

Commercial Banks - 2.5%
		Glitnir Banki HF:
1,070,000	A-	Notes, 6.330% due 7/28/11 (d)	1,109,537
2,270,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (b)(c)(d)	2,377,641
		HSBC Bank USA, Notes:
48,815	NR	6.970% due 11/1/11 (c)(d)	50,695
50,722	NR	6.981% due 11/1/11 (c)(d)	52,757
		ICICI Bank Ltd., Subordinated Bonds:
1,752,000	BB	6.375% due 4/30/22 (c)(d)	1,751,628
460,000	Aa3(e)	Landsbanki Islands HF, 6.100% due 8/25/11 (d)	473,779
1,230,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (c)(d)(f)	1,302,217
220,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16 (c)(d)	224,539
1,880,000	BBB-	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (b)(c)(d)(f)	1,904,570
3,710,000	BB	TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (b)(d)	3,737,825
5,280,000	A+	Wachovia Corp., Subordinated Notes, 5.250% due 8/1/14 (b)	5,255,865
4,365,000	AA+	Wells Fargo & Co., Notes, 5.300% due 8/26/11 (b)	4,410,082
100,000	AA-	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36 (c)	98,233

		Total Commercial Banks	22,749,368

Commercial Services & Supplies - 0.8%
845,000	CCC+	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	861,900
		Allied Waste North America Inc., Senior Notes:
999,000	BB	6.875% due 6/1/17	1,017,731
		Series B:
150,000	BB	9.250% due 9/1/12	159,000
100,000	BB	7.250% due 3/15/15	103,250

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Commercial Services & Supplies - 0.8% (continued)
		Aramark Corp., Senior Notes:
520,000	B-	8.500% due 2/1/15 (d)	$546,650
120,000	B-	8.860% due 2/1/15 (c)(d)	123,900
75,000	BB	Corrections Corporation of America, Senior Subordinated Notes, 6.250% due 3/15/13	75,375
1,065,000	B	DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13	1,150,200
490,000	B	Interface Inc., Senior Notes, 10.375% due 2/1/10	543,900
300,000	B-	Rental Services Corp., Senior Bonds, 9.500% due 12/1/14 (d)	320,250
2,290,000	BBB	Waste Management Inc., 6.375% due 11/15/12 (b)	2,407,235

		Total Commercial Services & Supplies	7,309,391

Consumer Finance - 3.4%
		Ford Motor Credit Co.:
		Notes:
2,040,000	B	7.375% due 10/28/09 (b)	2,042,721
1,075,000	B	7.875% due 6/15/10	1,081,446
150,000	B	7.000% due 10/1/13	142,018
		Senior Notes:
1,000,000	B	5.800% due 1/12/09	983,710
3,137,000	B	10.605% due 6/15/11 (b)(c)	3,383,769
1,715,000	B	9.875% due 8/10/11 (b)	1,827,821
240,000	B	8.105% due 1/13/12 (c)	236,944
150,000	B	8.000% due 12/15/16	146,938
		General Motors Acceptance Corp.:
17,400,000	BB+	Bonds, 8.000% due 11/1/31 (b)	18,728,003
200,000	BB+	Medium-Term Notes, 4.375% due 12/10/07	197,744
		Notes:
1,230,000	BB+	6.125% due 8/28/07	1,228,539
140,000	BB+	5.125% due 5/9/08	138,385
140,000	BB+	7.250% due 3/2/11	142,456
200,000	BB+	Senior Notes, 5.850% due 1/14/09	197,853

		Total Consumer Finance	30,478,347

Containers & Packaging - 0.9%
2,040,000	CCC+	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14 (b)	2,121,600
865,000	B-	Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	929,875
2,839,000	BB-	Owens-Brockway Glass Container Inc., Senior Secured Notes, 8.875% due 2/15/09 (b)	2,909,975
275,000	B	Owens-Illinois Inc., Senior Notes, 7.350% due 5/15/08	279,125
800,000	B	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	860,000
750,000	NR	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (g)	6,562
12,000	B	Smurfit Kappa Funding, Senior Notes, 9.625% due 10/1/12	12,690
1,245,000	CCC+	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17 (d)	1,245,000

		Total Containers & Packaging	8,364,827

Diversified Consumer Services - 0.3%
		Education Management LLC/Education Management Finance Corp.:
420,000	CCC+	Senior Notes, 8.750% due 6/1/14	446,250
535,000	CCC+	Senior Subordinated Notes, 10.250% due 6/1/16	587,162
		Service Corp. International:
1,025,000	BB-	Debentures, 7.875% due 2/1/13	1,060,875
245,000	BB-	Senior Notes, 7.625% due 10/1/18	260,619

		Total Diversified Consumer Services	2,354,906

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Diversified Financial Services - 6.2%
1,280,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (d)	$1,263,569
143,000	BBB	Alamosa Delaware Inc., Senior Notes, 11.000% due 7/31/10	152,318
800,000	AA-	Bank of America Corp., Subordinated Notes, 5.420% due 3/15/17 (d)	797,223
970,000	B	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	1,013,650
665,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13 (d)	676,637
29,700,000	B3(e)	Dow Jones CDX HY, 7.625% due 6/29/12 (b)(d)	29,643,570
3,070,000	BB	El Paso Performance-Linked Trust Certificates, Notes, 7.750% due 7/15/11 (b)(d)	3,284,900
1,000,000	AAA	Emeralds, Notes, Series 2006-1-O, 5.560% due 8/4/20 (c)(d)	1,000,180
870,000	AAA	General Electric Capital Corp., Medium-Term Notes, Series A, 4.125% due 9/1/09	854,657
850,000	AA-	HSBC Finance Corp., Notes, 4.625% due 1/15/08	845,902
845,000	B+	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (d)	885,137
		JPMorgan Chase & Co., Subordinated Notes:
700,000	A+	6.625% due 3/15/12	743,158
6,520,000	A+	5.125% due 9/15/14 (b)	6,456,489
170,000	CCC	Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	169,363
890,000	BBB	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (c)(f)	910,571
210,000	BBB-	Residential Capital LLC, Senior Notes, 6.000% due 2/22/11	207,778
975,000	B	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	1,004,250
1,559,610	B+	Targeted Return Index Securities (TRAINS), Secured Notes, Series HY-1-2006, 7.548% due 5/1/16 (b)(d)	1,595,601
		TNK-BP Finance SA:
1,710,000	BB+	7.500% due 7/18/16 (b)(d)	1,814,737
270,000	BB+	6.625% due 3/20/17 (d)	269,325
317,000	B-	UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	335,228
550,000	B-	UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	602,250
100,000	CCC+	Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 9.378% due 10/1/15	84,000
960,000	CCC+	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	999,600

		Total Diversified Financial Services	55,610,093

Diversified Telecommunication Services - 2.3%
1,425,000	B-	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	1,435,688
70,000	BB-	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	65,800
		Citizens Communications Co.:
340,000	BB+	Senior Bonds, 7.125% due 3/15/19 (d)	344,250
485,000	BB+	Senior Notes, 7.875% due 1/15/27 (d)	506,825
1,450,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	1,458,414
1,780,000	NR	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (a)(g)(h)	0
1,035,000	CCC	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	1,169,550
		Intelsat Bermuda Ltd., Senior Notes:
100,000	B	8.872% due 1/15/15 (c)	102,750
2,000,000	B	11.250% due 6/15/16 (b)	2,292,500
		Intelsat Corp.:
270,000	B	9.000% due 6/15/16	297,338
516,000	B	Senior Notes, 9.000% due 8/15/14	559,860
2,130,000	BBB+	Koninklijke KPN NV, Senior Notes, 8.000% due 10/1/10 (b)	2,318,168
		Level 3 Financing Inc., Senior Notes:
105,000	CCC+	9.250% due 11/1/14 (d)	109,594
60,000	CCC+	9.150% due 2/15/15 (c)(d)	61,050
750,000	CCC+	8.750% due 2/15/17 (d)	766,875
670,000	B	Nordic Telephone Co. Holdings, Senior Secured Notes, 8.875% due 5/1/16 (d)	723,600

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†		RATING‡	SECURITY	VALUE
Diversified Telecommunication Services - 2.3% (continued)
			NTL Cable PLC, Senior Notes:
15,000		B-	8.750% due 4/15/14	$15,825
830,000		B-	9.125% due 8/15/16	890,175
			Qwest Communications International Inc., Senior Notes:
202,000		B+	7.500% due 2/15/14	209,575
166,000		B+	Series B, 7.500% due 2/15/14	172,225
1,190,000		BB+	Qwest Corp., Senior Notes, 7.500% due 10/1/14	1,264,375
1,725,000		BBB+	Telecom Italia Capital S.p.A., Notes, 5.250% due 10/1/15 (b)	1,660,790
5,000,000	MXN	BBB+	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	468,806
970,000		A	Verizon Florida Inc., Senior Notes, Series F, 6.125% due 1/15/13	997,555
600,000		A	Verizon Global Funding Corp., Notes, 7.375% due 9/1/12	659,959
90,000		B-	Wind Acquisition Finance SA, Senior Bond, 10.750% due 12/1/15 (d)	104,400
2,050,000		BB-	Windstream Corp., Senior Notes, 8.625% due 8/1/16 (b)	2,260,125

			Total Diversified Telecommunication Services	20,916,072

Electric Utilities - 1.4%
			Duke Energy Corp., Senior Notes:
625,000		BBB	4.200% due 10/1/08	616,377
1,000,000		BBB	5.625% due 11/30/12	1,025,592
2,240,000		BBB	Exelon Corp., Bonds, 5.625% due 6/15/35 (b)	2,112,212
			FirstEnergy Corp., Notes:
240,000		BBB-	Series B, 6.450% due 11/15/11	251,962
3,750,000		BBB-	Series C, 7.375% due 11/15/31 (b)	4,317,848
			Midwest Generation LLC:
454,966		BB	Pass-Through Certificates, Series B, 8.560% due 1/2/16	501,885
140,000		B+	Secured Notes, 8.750% due 5/1/34	155,400
1,910,000		B	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (b)	2,215,600
1,520,000		BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34 (b)	1,558,877

			Total Electric Utilities	12,755,753

Electronic Equipment & Instruments - 0.1%
			NXP BV/NXP Funding LLC:
530,000		B+	Senior Notes, 9.500% due 10/15/15 (d)	559,150
690,000		BB+	Senior Secured Bonds, 7.875% due 10/15/14 (d)	721,050

			Total Electronic Equipment & Instruments	1,280,200

Energy Equipment & Services - 0.2%
1,135,000		B	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (d)	1,178,981
154,000		B	Dresser-Rand Group Inc., Senior Subordinated Notes, 7.375% due 11/1/14	157,850
310,000		CCC+	Geokinetics Inc., Senior Secured Notes, 11.855% due 12/15/12 (c)(d)	321,625
150,000		B	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	154,125
340,000		BB-	Pride International Inc., Senior Notes, 7.375% due 7/15/14	350,625

			Total Energy Equipment & Services	2,163,206

Food & Staples Retailing - 0.2%
			CVS Lease Pass-Through Trust:
366,533		BBB+	5.880% due 1/10/28 (d)	364,055
1,542,282		BBB+	6.036% due 12/10/28 (b)(d)	1,551,541

			Total Food & Staples Retailing	1,915,596

Food Products - 0.2%
			Dole Food Co. Inc., Senior Notes:
1,716,000		B-	7.250% due 6/15/10 (b)	1,692,405
50,000		B-	8.875% due 3/15/11	50,875

			Total Food Products	1,743,280

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Gas Utilities - 0.2%
1,525,000	B-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	$1,528,813

Health Care Providers & Services - 1.9%
1,675,000	B-	AmeriPath Inc., Senior Subordinated Notes, 10.500% due 4/1/13 (b)	1,832,031
75,000	B	Community Health Systems Inc., Senior Subordinated Notes, 6.500% due 12/15/12	77,906
		DaVita Inc.:
635,000	B	Senior Notes, 6.625% due 3/15/13 (d)	640,556
1,710,000	B	Senior Subordinated Notes, 7.250% due 3/15/15 (b)	1,757,025
		HCA Inc.:
3,505,000	B-	Debentures, 7.500% due 11/15/95 (b)	2,900,924
		Senior Notes:
66,000	B-	6.300% due 10/1/12	62,618
136,000	B-	6.250% due 2/15/13	125,460
219,000	B-	5.750% due 3/15/14	189,983
126,000	B-	6.500% due 2/15/16	110,408
		Senior Secured Notes:
1,070,000	BB-	9.250% due 11/15/16 (d)	1,168,975
1,919,000	BB-	9.625% due 11/15/16 (b)(d)(i)	2,098,906
2,225,000	CCC+	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes,
		8.750% due 6/15/14 (b)	2,316,781
		Tenet Healthcare Corp., Senior Notes:
3,296,000	CCC+	7.375% due 2/1/13 (b)	3,114,720
1,000	CCC+	9.875% due 7/1/14	1,030
180,000	B+	Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	189,000

		Total Health Care Providers & Services	16,586,323

Hotels, Restaurants & Leisure - 2.3%
615,000	CCC	Buffets Inc., Senior Notes, 12.500% due 11/1/14	648,825
		Caesars Entertainment Inc., Senior Subordinated Notes:
1,175,000	B+	8.875% due 9/15/08	1,223,469
4,275,000	B+	8.125% due 5/15/11 (b)	4,552,875
425,000	B-	Carrols Corp., Senior Subordinated Notes, 9.000% due 1/15/13	442,000
295,000	CCC+	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	322,287
		Herbst Gaming Inc., Senior Subordinated Notes:
1,825,000	B-	8.125% due 6/1/12 (b)	1,852,375
150,000	B-	7.000% due 11/15/14	144,375
1,145,000	B-	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,252,344
300,000	B	Isle of Capri Casinos Inc., Senior Subordinated Notes, 7.000% due 3/1/14	297,000
1,675,000	B	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15 (b)	1,639,406
		Mandalay Resort Group:
585,000	B+	Senior Subordinated Debentures, 7.625% due 7/15/13	587,925
1,725,000	B+	Senior Subordinated Notes, Series B, 10.250% due 8/1/07 (b)	1,750,875
		MGM MIRAGE Inc., Senior Notes:
145,000	BB	6.750% due 9/1/12	145,906
480,000	BB	7.625% due 1/15/17	492,000
		Mohegan Tribal Gaming Authority, Senior Subordinated Notes:
75,000	B	7.125% due 8/15/14	76,500
75,000	B	6.875% due 2/15/15	75,563
		Pinnacle Entertainment Inc., Senior Subordinated Notes:
125,000	B-	8.250% due 3/15/12	129,063
2,500,000	B-	8.750% due 10/1/13 (b)	2,650,000
120,000	B+	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	127,650
405,000	CCC	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (d)	426,262

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Hotels, Restaurants & Leisure - 2.3% (continued)
		Snoqualmie Entertainment Authority, Senior Secured Notes:
165,000	B	9.150% due 2/1/14 (c)(d)	$169,331
160,000	B	9.125% due 2/1/15 (d)	166,400
1,095,000	B+	Station Casinos Inc., Senior Notes, 7.750% due 8/15/16	1,144,275
275,000	B+	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (d)	281,875

		Total Hotels, Restaurants & Leisure	20,598,581

Household Durables - 0.5%
110,000	BB+	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	114,125
500,000	NR	Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (a)(g)	0
1,120,000	BB	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	1,131,200
1,045,000	B-	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,094,637
690,000	B-	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.817% due 9/1/12	631,350
1,100,000	B	Sealy Mattress Co., Senior Subordinated Notes, 8.250% due 6/15/14	1,163,250

		Total Household Durables	4,134,562

Household Products - 0.1%
		Nutro Products Inc.:
160,000	CCC	Senior Notes, 9.400% due 10/15/13 (c)(d)	164,400
595,000	CCC	Senior Subordinated Notes, 10.750% due 4/15/14 (d)	633,675

		Total Household Products	798,075

Independent Power Producers & Energy Traders - 4.0%
		AES Corp., Senior Notes:
3,460,000	B	8.750% due 6/15/08 (b)	3,576,775
5,695,000	B	9.500% due 6/1/09 (b)	6,107,887
2,080,000	B	9.375% due 9/15/10 (b)	2,293,200
3,530,000	B	8.875% due 2/15/11 (b)	3,830,050
11,512,000	B	7.750% due 3/1/14 (b)	12,231,500
25,000	B-	Dynegy Holdings Inc., Senior Debentures, 7.125% due 5/15/18	24,313
		Edison Mission Energy, Senior Notes:
285,000	BB-	7.730% due 6/15/09	300,675
45,000	BB-	7.500% due 6/15/13	47,025
950,000	BB-	7.750% due 6/15/16	1,004,625
1,100,000	B-	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,168,750
		NRG Energy Inc., Senior Notes:
625,000	B-	7.250% due 2/1/14	648,438
2,970,000	B-	7.375% due 2/1/16 (b)	3,092,512
		TXU Corp., Senior Notes:
640,000	BB-	Series P, 5.550% due 11/15/14	577,439
70,000	BB-	Series Q, 6.500% due 11/15/24	60,929
990,000	BB-	Series R, 6.550% due 11/15/34	856,147

		Total Independent Power Producers & Energy Traders	35,820,265

Industrial Conglomerates - 1.5%
125,000	NR	Moll Industries Inc., Senior Subordinated Notes, 10.500% due 7/1/08 (a)(g)(h)	0
		Tyco International Group SA, Notes:
625,000	BBB+	6.125% due 11/1/08	634,354
3,440,000	BBB+	6.000% due 11/15/13 (b)	3,619,420
7,730,000	BBB+	6.875% due 1/15/29 (b)	9,192,849

		Total Industrial Conglomerates	13,446,623

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Insurance - 0.2%
1,325,000	BB	Crum & Forster Holdings Corp., Senior Notes, 10.375% due 6/15/13	$1,460,124

Internet & Catalog Retail - 0.1%
755,000	B-	FTD Inc., Senior Subordinated Notes, 7.750% due 2/15/14	762,550

IT Services - 0.3%
490,000	BBB-	Electronic Data Systems Corp., Notes, 7.125% due 10/15/09	510,183
		SunGard Data Systems Inc.:
641,000	B-	Senior Notes, 9.125% due 8/15/13	690,677
1,410,000	B-	Senior Subordinated Notes, 10.250% due 8/15/15 (b)	1,558,050

		Total IT Services	2,758,910

Leisure Equipment & Products - 2.1%
18,150,000	B	Eastman Kodak Co., 7.250% due 11/15/13 (b)	18,331,500
790,000	B	WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	762,350

		Total Leisure Equipment & Products	19,093,850

Machinery - 0.1%
521,000	B	Mueller Group Inc., Senior Subordinated Notes, 10.000% due 5/1/12	565,285
816,000	B	Mueller Holdings Inc., Senior Discount Notes, step bond to yield 11.749% due 4/15/14	767,040

		Total Machinery	1,332,325

Media - 4.6%
2,050,000	B+	Advanstar Communications Inc., Senior Secured Notes, 10.750% due 8/15/10 (b)	2,234,500
		Affinion Group Inc.:
1,135,000	B-	Senior Notes, 10.125% due 10/15/13	1,242,825
140,000	B-	Senior Subordinated Notes, 11.500% due 10/15/15	154,700
1,665,000	CCC+	AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (b)	1,918,912
1,260,000	CCC	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,260,000
2,202,000	CCC	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (b)	2,350,635
		CCH II LLC/CCH II Capital Corp., Senior Notes:
1,380,000	CCC	10.250% due 9/15/10	1,476,600
629,000	CCC(j)	10.250% due 10/1/13	694,259
205,000	CCC	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	212,687
350,000	CCC	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	362,250
270,000	B+	Clear Channel Communications Inc., Senior Notes, 6.250% due 3/15/11	268,052
640,000	CCC	CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (d)	656,000
2,700,000	BBB+	Comcast Cable Communications Holdings Inc., Notes, 8.375% due 3/15/13 (b)	3,099,765
140,000	BBB+	Comcast Cable Communications Inc., Notes, 8.875% due 5/1/17	171,888
		Comcast Corp., Notes:
1,580,000	BBB+	6.500% due 1/15/15 (b)	1,674,377
690,000	BBB+	6.500% due 1/15/17	734,061
20,000	BBB+	5.875% due 2/15/18	20,221
		CSC Holdings Inc.:
1,750,000	B+	Senior Debentures, Series B, 8.125% due 8/15/09 (b)	1,828,750
		Senior Notes:
100,000	B+	6.750% due 4/15/12 (d)	95,904
		Series B:
25,000	B+	8.125% due 7/15/09	26,125
1,025,000	B+	7.625% due 4/1/11	1,062,156

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Media - 4.6% (continued)
100,000	B+	Series WI, 6.750% due 4/15/12	$100,375
634,000	B	Dex Media East LLC/Dex Media East Finance Co., Senior Notes, Series B, 12.125% due 11/15/12	692,645
2,661,000	B	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (b)	2,910,469
2,250,000	BB-	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14 (b)	2,289,375
2,200,000	CCC+	Insight Communications Co. Inc., Senior Discount Notes, 12.250% due 2/15/11 (b)	2,304,500
180,000	CCC-	ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (c)(d)	188,100
600,000	B	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	598,500
800,000	BB+	Liberty Media Corp., Senior Notes, 7.875% due 7/15/09	841,451
		News America Inc.:
690,000	BBB	6.200% due 12/15/34	679,302
675,000	BBB	Notes, 5.300% due 12/15/14	672,488
835,000	B	Primedia Inc., Senior Notes, 8.875% due 5/15/11	862,137
410,000	B	Quebecor Media Inc., Senior Notes, 7.750% due 3/15/16	432,550
925,000	B	R.H. Donnelley Corp., Senior Notes, Series A-3, 8.875% due 1/15/16	1,008,250
250,000	B	R.H. Donnelley Finance Corp. I, Senior Subordinated Notes, 10.875% due 12/15/12 (d)	271,875
950,000	B	R.H. Donnelley Inc., Senior Subordinated Notes, 10.875% due 12/15/12	1,033,125
		Rainbow National Services LLC:
300,000	B+	Senior Notes, 8.750% due 9/1/12 (d)	321,750
25,000	B+	Senior Subordinated Debentures, 10.375% due 9/1/14 (d)	28,281
520,000	B	Sinclair Broadcast Group Inc., Senior Subordinated Notes, 8.000% due 3/15/12	542,100
2,545,000	BBB+	Time Warner Inc., Senior Notes, 7.625% due 4/15/31 (b)	2,887,112
		XM Satellite Radio Inc., Senior Notes:
310,000	CCC	9.860% due 5/1/13 (c)	306,900
305,000	CCC	9.750% due 5/1/14	307,287

		Total Media	40,823,239

Metals & Mining - 0.9%
2,830,000	BB	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (b)	3,102,387
1,570,000	B-	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (b)	1,750,550
475,000	B	Novelis Inc., Senior Notes, 7.250% due 2/15/15	502,906
500,000	NR	Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (a)(f)(g)	0
425,000	B-	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (d)	450,500
		Vale Overseas Ltd., Notes:
60,000	BBB	8.250% due 1/17/34	74,015
2,190,000	BBB	6.875% due 11/21/36 (b)	2,333,879

		Total Metals & Mining	8,214,237

Multi-Utilities - 0.3%
2,400,000	BBB	Dominion Resources Inc., Senior Notes, 5.700% due 9/17/12 (b)	2,464,385

Multiline Retail - 0.1%
1,195,000	B-	Neiman Marcus Group Inc., Senior Subordinated Notes, 10.375% due 10/15/15	1,348,856

Oil, Gas & Consumable Fuels - 8.9%
2,020,000	BBB-	Anadarko Finance Co., Senior Notes, Series B, 7.500% due 5/1/31 (b)	2,262,459
		Anadarko Petroleum Corp., Senior Notes:
1,860,000	BBB-	5.755% due 9/15/09 (b)(c)	1,865,243
540,000	BBB-	5.950% due 9/15/16	545,163
1,455,000	CCC+	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,505,925
		Chesapeake Energy Corp., Senior Notes:
1,335,000	BB	6.625% due 1/15/16	1,361,700

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†		RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 8.9% (continued)
450,000		BB	6.500% due 8/15/17	$450,000
2,110,000		AA	ChevronTexaco Capital Co., Notes, 3.500% due 9/17/07 (b)	2,096,992
179,000		BB-	Cimarex Energy Co., Senior Notes, 9.600% due 3/15/12	188,040
			Compagnie Generale de Geophysique SA, Senior Notes:
515,000		B+	7.500% due 5/15/15	543,325
310,000		B+	7.750% due 5/15/17	329,375
4,800,000		A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29 (b)	5,496,509
550,000		NR	Corral Finans AB, 6.855% due 4/15/10 (c)(d)(i)	560,313
500,000		NR	Costilla Energy Inc., Senior Notes, 10.250% due 10/1/06 (a)(g)	0
1,620,000		BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32 (b)	1,985,856
			El Paso Corp.:
			Medium-Term Notes:
500,000		BB-	7.375% due 12/15/12	539,722
7,701,000		BB-	7.800% due 8/1/31 (b)	8,625,120
13,044,000		BB-	7.750% due 1/15/32 (b)	14,609,280
4,000,000		BB-	Notes, 7.875% due 6/15/12 (b)	4,388,840
670,000		BB	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (c)	743,133
1,575,000		B-	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (b)	1,586,812
200,000		B+	Forest Oil Corp., Senior Notes, 8.000% due 12/15/11	210,500
1,550,000		BBB	Gaz Capital SA, Notes, 8.625% due 4/28/34 (b)	2,026,315
			Gazprom:
			Bonds:
39,630,000	RUB	NR	Series A7, 6.790% due 10/29/09 (b)	1,555,343
13,210,000	RUB	NR	Series A8, 7.000% due 10/27/11	516,390
2,630,000		BBB	Loan Participation Notes, 6.212% due 11/22/16 (b)(d)	2,670,765
1,370,000		BBB	Senior Notes, 6.510% due 3/7/22 (d)	1,412,812
370,000		BBB-	Hess Corp., Notes, 7.300% due 8/15/31	414,908
			Inergy LP/Inergy Finance Corp., Senior Notes:
825,000		B	6.875% due 12/15/14	818,812
75,000		B	8.250% due 3/1/16	79,875
730,000		CCC+	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	749,162
			Kerr-McGee Corp.:
1,450,000		BBB-	6.950% due 7/1/24 (b)	1,550,202
720,000		BBB-	Notes, 7.875% due 9/15/31	865,843
			Kinder Morgan Energy Partners LP:
500,000		BBB	6.750% due 3/15/11	526,658
			Senior Notes:
330,000		BBB	6.300% due 2/1/09	335,636
35,000		BBB	7.125% due 3/15/12	37,698
325,000		BBB	5.000% due 12/15/13	316,482
40,000		BBB	6.000% due 2/1/17	40,719
530,000		B-	Mariner Energy Inc., Senior Notes, 7.500% due 4/15/13	528,675
155,000		BB	OMI Corp., Senior Notes, 7.625% due 12/1/13	158,875
610,000		BB	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (d)	648,125
215,000		BB	Peabody Energy Corp., Series B, 6.875% due 3/15/13	218,763
			Pemex Project Funding Master Trust:
625,000		BBB	5.750% due 12/15/15	635,469
916,000		BBB	Bonds, 6.625% due 6/15/35	972,105
260,000		BBB-	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	267,475
510,000		B-	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	548,888
			Pogo Producing Co., Senior Subordinated Notes:
560,000		B+	7.875% due 5/1/13	569,800
435,000		B+	Series B, 8.250% due 4/15/11	444,788
1,725,000		B1(e)	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (b)(d)	1,789,687
55,000		BB-	SESI LLC, Senior Notes, 6.875% due 6/1/14	56,100

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Oil, Gas & Consumable Fuels - 8.9% (continued)
905,000	B-	Stone Energy Corp., Senior Subordinated Notes, 8.250% due 12/15/11	$905,000
1,490,000	B	Swift Energy Co., Senior Subordinated Notes, 9.375% due 5/1/12 (b)	1,564,500
10,000	BB	Tennessee Gas Pipeline Co., 7.625% due 4/1/37	11,741
650,000	B	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	635,375
		Williams Cos. Inc.:
		Notes:
2,000,000	BB	7.125% due 9/1/11 (b)	2,110,000
2,725,000	BB	7.875% due 9/1/21 (b)	3,031,562
262,000	BB	8.750% due 3/15/32	306,213
50,000	BB	Senior Notes, 7.625% due 7/15/19	54,750
40,000	BBB	XTO Energy Inc., Senior Notes, 7.500% due 4/15/12	43,850

		Total Oil, Gas & Consumable Fuels	79,313,668

Paper & Forest Products - 0.8%
630,000	B+	Abitibi-Consolidated Co. of Canada, 6.000% due 6/20/13	548,100
-		Abitibi-Consolidated Inc.:
90,000	B+	7.400% due 4/1/18	76,950
210,000	B+	Senior Notes, 8.375% due 4/1/15	197,400
1,500,000	B	Appleton Papers Inc., Senior Subordinated Notes, Series B, 9.750% due 6/15/14 (b)	1,561,875
		NewPage Corp.:
1,035,000	B-	Senior Secured Notes, 11.610% due 5/1/12 (c)	1,152,731
230,000	CCC+	Senior Subordinated Notes, 12.000% due 5/1/13	256,738
715,000	CCC+	Verso Paper Holdings LLC, Senior Subordinated Notes, 11.375% due 8/1/16 (d)	768,625
2,070,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12 (b)	2,182,484

		Total Paper & Forest Products	6,744,903

Pharmaceuticals - 0.1%
1,225,000	CCC	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	1,209,688

Real Estate Investment Trusts (REITs) - 0.2%
40,000	BB-	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	41,200
		Host Marriott LP, Senior Notes:
175,000	BB	7.125% due 11/1/13	181,125
375,000	BB	Series O, 6.375% due 3/15/15	378,281
255,000	B	Kimball Hill Inc., Senior Subordinated Notes, 10.500% due 12/15/12	249,900
		Ventas Realty LP/Ventas Capital Corp., Senior Notes:
255,000	BB+	7.125% due 6/1/15	266,475
235,000	BB+	6.500% due 6/1/16	238,819
610,000	BB+	6.750% due 4/1/17	628,300

		Total Real Estate Investment Trusts (REITs)	1,984,100

Real Estate Management & Development - 0.1%
325,000	B-	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	314,031
		Realogy Corp., Senior Notes:
310,000	B-	10.500% due 4/15/14 (d)	311,163
670,000	B-	12.375% due 4/15/15 (d)	671,675

		Total Real Estate Management & Development	1,296,869

Road & Rail - 0.6%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
960,000	B-	9.375% due 5/1/12	1,041,600
140,000	B-	12.500% due 6/15/12	150,220
		Hertz Corp.:
550,000	B	Senior Notes, 8.875% due 1/1/14	595,375

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Road & Rail - 0.6% (continued)
2,635,000	B	Senior Subordinated Notes, 10.500% due 1/1/16 (b)	$3,017,075
59,000	CCC+	Horizon Lines LLC/Horizon Lines Holding Co., Senior Notes, 9.000% due 11/1/12	62,392
220,000	B-	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	226,050

		Total Road & Rail	5,092,712

Semiconductors & Semiconductor Equipment - 0.1%
690,000	B	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (d)	694,313

Software - 0.2%
670,000	CCC+	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	666,650
1,034,703	B-	UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (c)(d)(i)	1,070,918

		Total Software	1,737,568

Specialty Retail - 0.1%
660,000	CCC+	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	676,500
195,000	CCC+	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	218,400
370,000	NR	Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (a)(g)(h)	0
455,000	B	Linens ’n Things Inc., Senior Secured Notes, 10.981% due 1/15/14 (c)	430,544

		Total Specialty Retail	1,325,444

Textiles, Apparel & Luxury Goods - 0.2%
1,145,000	B	Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	1,262,362
50,000	B	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	52,125
250,000	CCC+	Simmons Co., Senior Discount Notes, step bond to yield 9.995% due 12/15/14	211,563

		Total Textiles, Apparel & Luxury Goods	1,526,050

Thrifts & Mortgage Finance - 0.5%
		Countrywide Financial Corp., Medium-Term Notes:
90,000	A	5.490% due 1/5/09 (c)	89,800
110,000	A	Series B, 5.460% due 6/18/08 (c)	110,002
3,920,000	CCC-	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27 (b)	4,135,600

		Total Thrifts & Mortgage Finance	4,335,402

Tobacco - 0.4%
240,000	B	Alliance One International Inc., Senior Notes, 11.000% due 5/15/12	267,600
3,360,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13 (b)	3,653,227

		Total Tobacco	3,920,827

Trading Companies & Distributors - 0.3%
605,000	B	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (d)	653,400
885,000	B+	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	964,650
1,030,000	CCC+	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	1,133,000
310,000	B-	TransDigm Inc., Senior Subordinated Notes, 7.750% due 7/15/14 (d)	323,175

		Total Trading Companies & Distributors	3,074,225

Wireless Telecommunication Services - 1.6%
25,000	BB-	American Tower Corp., Senior Notes, 7.500% due 5/1/12	26,188
		Nextel Communications Inc., Senior Notes:
1,750,000	BBB	Series D, 7.375% due 8/1/15 (b)	1,811,969
220,000	BBB	Series E, 6.875% due 10/31/13	226,306
130,000	BBB-	Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	140,725
360,000	BB+	Rogers Wireless Inc., Senior Subordinated Notes, 8.000% due 12/15/12	386,100
		Rural Cellular Corp.:
310,000	CCC	Senior Notes, 9.875% due 2/1/10	329,375
1,415,000	B	Senior Secured Notes, 8.250% due 3/15/12	1,499,900

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Wireless Telecommunication Services - 1.6% (continued)
		Sprint Capital Corp.:
150,000	BBB	Notes, 8.750% due 3/15/32	$177,515
		Senior Notes:
2,875,000	BBB	8.375% due 3/15/12 (b)	3,205,159
4,425,000	BBB	6.875% due 11/15/28 (b)	4,403,202
1,590,000	B	True Move Co., Ltd., 10.750% due 12/16/13 (b)(d)	1,677,450

		Total Wireless Telecommunication Services	13,883,889

		TOTAL CORPORATE BONDS & NOTES (Cost - $495,116,468)	508,949,375

ASSET-BACKED SECURITIES - 6.5%
Diversified Financial Services - 0.0%
9,709,091	D	Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/12 (a)(g)(h)	0
Home Equity - 5.4%
		ACE Securities Corp.:
3,923,094	AAA	Series 2006-GP1, Class A, 5.450% due 2/25/31 (b)(c)	3,923,366
1,017,555	AAA	Series 2006-SL2, Class A, 5.490% due 1/25/36 (c)	1,018,187
1,203,157	A+	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2, 6.520% due 8/25/32 (c)	1,204,609
564,797	AAA	Argent Securities Inc., Series 2006-W4, Class A2A, 5.380% due 5/25/36 (c)	565,066
1,879,165	A	Asset-Backed Securities Corp., Home Loan Equity Trust, Series 2003-HE2, Class M2, 8.170% due 4/15/33 (b)(c)	1,882,010
395,462	AAA	Bayview Financial Acquisition Trust, Series 2006-B, Class 2A1, 5.430% due 4/28/36 (c)	395,721
		Countrywide Asset-Backed Certificates:
4,470,000	AA	Series 2004-05, Class M4, 6.570% due 6/25/34 (b)(c)	4,496,643
396,429	AAA	Series 2005-17, Class-1AF1, 5.520% due 5/25/36 (c)	396,698
		Countrywide Home Equity Loan Trust:
49,870	AAA	Series 2002-F, Class A, 5.670% due 11/15/28 (c)	50,148
1,013,598	AAA	Series 2006-D, Class 2A, 5.520% due 5/15/36 (c)	1,013,622
319,514	A+	Green Tree Financial Corp., Series 1997-6, Class A8, 7.070% due 1/15/29	329,379
		GSAMP Trust:
738,576	AAA	Series 2006-S2, Class A2, 5.420% due 1/25/36 (c)	739,036
3,328,089	AAA	Series 2006-S4, Class A1, 5.410% due 5/25/36 (b)(c)	3,330,326
1,214,384	AAA	GSRPM Mortgage Loan Trust, Series 2006-1, Class A1, 5.620% due 3/25/35 (c)(d)	1,214,384
983,810	AAA	Indymac Home Equity Loan Asset-Backed Trust, Series 2006-H1, Class A, 5.490% due 4/25/36 (c)	983,864
5,519,385	AAA	Indymac Seconds Asset Backed Trust, Series 2006-A, Class A, 5.450% due 6/25/36 (b)(c)	5,522,380
3,997,693	AAA	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A1, 5.380% due 8/25/36 (b)(c)	4,000,309
26,063	BBB-(j)	Merrill Lynch Mortgage Investors Inc., Series 2005-WM1N, Class N1, 5.000% due 9/25/35 (d)	24,928
110,993	AAA	Provident Bank Home Equity Loan Trust, Series 1999-3, Class A3, 5.710% due 1/25/31 (c)	111,106
5,774,647	AAA	RAAC, Series 2006-RP2, Class A, 5.570% due 2/25/37 (b)(c)(d)	5,777,036
		SACO I Trust:
879,703	AAA	Series 2006-4, Class A1, 5.490% due 3/25/36 (c)	879,949
5,261,636	AAA	Series 2006-6, Class A, 5.450% due 6/25/36 (b)(c)	5,261,285
		Sail Net Interest Margin Notes:
106,424	BB	Series 2003-003, Class A, 7.750% due 4/27/33 (d)	330
208,430	BB	Series 2004-2A, Class A, 5.500% due 3/27/34 (d)	56,639

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Home Equity - 5.4% (continued)
4,703,544	AAA	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 5.430% due 2/25/36 (b)(c)(d)	$4,705,297

		Total Home Equity	47,882,318

Manufactured Housing - 0.1%
543,182	AAA	Mid-State Trust, Series 6, Class A1, 7.340% due 7/1/35	580,323

Other - 0.0%
8,139,410	C(e)	Varick Structured Asset Fund Ltd., Series 1A, Class B1, 6.736% due 11/1/35 (a)(c)(d)(h)	0

Student Loan - 1.0%
1,180,718	AAA	First Horizon ABS Trust, Series 2006-HE1, Class A, 5.480% due 10/25/34 (c)	1,180,507
8,100,000	AAA	SLM Student Loan Trust, Series 2006-5, Class A2, 5.350% due 7/25/17 (b)(c)	8,105,960

		Total Student Loan	9,286,467

		TOTAL ASSET-BACKED SECURITIES (Cost - $73,074,301)	57,749,108

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4%
740,000	AAA	Banc of America Commercial Mortgage Inc., 4.668% due 7/10/43	709,455
455,272	AAA	Banc of America Mortgage Securities, Series 2005-C, Class 2A1, 4.706% due 4/25/35 (c)	451,634
675,000	AAA	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.350% due 1/17/32	749,881
5,851,599	AAA	Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1, 5.447% due 7/16/34 (b)(d)	5,895,133
		Countrywide Alternative Loan Trust:
1,036,928	AAA	Series 2005-59, Class 1A1, 5.650% due 11/20/35 (c)	1,041,085
926,096	AAA	Series 2005-63, Class 1A1, 5.460% due 12/25/35 (c)	926,438
2,367,166	AAA	Series 2005-72, Class A1, 5.590% due 1/25/36 (b)(c)	2,371,889
1,000,805	AAA	Series 2005-IM1, Class A1, 5.620% due 1/25/36 (c)	1,003,672
1,319,578	AAA	Series 2006-OA06, Class 1A1A, 5.530% due 7/25/46 (c)	1,318,566
492,181	AAA	Countrywide Home Loans Pass-Through Certificates, Series 2006-HYB3, Class 2A1A, 5.741% due 5/20/36 (c)	498,234
		Downey Savings & Loan Association Mortgage Loan Trust:
884,637	AAA	Series 2005-AR2, Class 2A1A, 5.530% due 3/19/45 (c)	886,678
		Series 2006-AR1:
1,054,027	AAA	Class 1A1A, 5.934% due 3/19/46 (c)	1,054,027
1,054,027	AAA	Class 1A1B, 5.934% due 3/19/47 (c)	1,054,027
123,991	NR	Federal Home Loan Mortgage Corp. (FHLMC), Series 1103, Class N, IO, 11.565% due 6/15/21 (h)	129
5,083	NR	Federal National Mortgage Association (FNMA), Series 1989-17, Class E, 10.400% due 4/25/19	5,446
15,884,288	AAA	First Union National Bank Commercial Mortgage, Series 2000-C1, Class IO, 0.778% due 5/17/32 (c)	352,342
470,562	AAA	GMAC Mortgage Corporation Loan Trust, Series 2005-AR5, Class 3A1, 5.015% due 9/19/35 (c)	468,041
1,946,224	NR	Government National Mortgage Association (GNMA), Series 2003-12, Class IN, PAC IO, 5.500% due 2/16/28 (h)	47,391
8,900,000	AAA	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 5.450% due 4/25/47 (b)(c)	8,900,000
1,065,265	AAA	GSR Mortgage Loan Trust, Series 2005-AR5, Class 1A1, 4.596% due 10/25/35 (c)	1,058,774
1,062,551	AAA	Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A, 5.670% due 1/19/35 (c)	1,066,185
904,043	AAA	Impac CMB Trust, Series 2005-5, Class A1, 5.640% due 8/25/35 (c)	905,800
		Indymac Index Mortgage Loan Trust:
1,057,500	AAA	Series 2005-AR1, Class 1A1, 5.263% due 3/25/35 (c)	1,057,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.4% (continued)
1,227,061	AAA	Series 2006-AR4, Class A1A, 5.530% due 5/25/46 (c)	$1,229,409
6,856,182	AAA	Series 2006-AR6, Class 2A1A, 5.520% due 6/25/47 (b)(c)	6,855,336
946,285	AAA	JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 4.974% due 8/25/35 (c)	939,586
1,190,000	Aaa(e)	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814% due 6/12/43 (c)	1,227,328
1,045,021	AAA	Lehman XS Trust, Series 2005-7N, Class 3A1, 5.600% due 12/25/35 (c)	1,047,200
6,077,819	AAA	Luminent Mortgage Trust, Series 2006-4, Class A1A, 5.510% due 5/25/46 (b)(c)	6,075,435
		MASTR Adjustable Rate Mortgage Trust:
547,510	AAA	Series 2006-2, Class 3A1, 4.850% due 1/25/36 (c)	542,444
5,009,051	AAA	Series 2006-OA1, Class 1A1, 5.530% due 4/25/46 (b)(c)	5,020,023
3,848,381	BBB(j)	Merit Securities Corp., Series 11PA, Class B2, 6.820% due 9/28/32 (b)(c)(d)	3,313,529
111,140	AAA	Merrill Lynch Mortgage Investors Inc., Series 2005-A1, Class 2A1, 4.542% due 12/25/34 (c)	110,637
2,740,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.843% due 5/12/39 (b)(c)	2,813,066
		Morgan Stanley Mortgage Loan Trust:
949,868	AAA	Series 2004-8AR, Class 4A1, 5.372% due 10/25/34 (c)	954,957
6,324,584	AAA	Series 2006-8AR, Class 4A1, 5.444% due 6/25/36 (b)(c)	6,313,200
5,790,417	AAA	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 5.510% due 9/25/46 (b)(c)	5,802,704
		Structured Asset Mortgage Investments Inc.:
825,085	AAA	Series 2005-AR3, Class 2A1, 7.309% due 8/25/35 (c)	828,920
		Series 2006-AR5:
1,020,266	AAA	Class 1A1, 5.530% due 5/25/36 (c)	1,021,671
972,968	AAA	Class 2A1, 5.530% due 5/25/36 (c)	975,886
7,096,162	AAA	Series 2006-AR6, Class 1A3, 5.510% due 7/25/36 (b)(c)	7,112,791
909,379	AAA	Thornburg Mortgage Securities Trust, Series 2005-4, Class A3, 5.550% due 12/25/35 (c)	909,076
		Washington Mutual Inc.:
926,485	AAA	Series 2005-AR07, Class A4, 4.921% due 8/25/35 (c)	921,209
464,524	AAA	Series 2005-AR12, Class 1A1, 4.838% due 10/25/35 (c)	459,117
1,006,216	AAA	Series 2005-AR14, Class 1A4, 5.065% due 12/25/35 (c)	1,002,308
		Series 2005-AR17:
6,152,831	AAA	Class A1A1, 5.590% due 12/25/45 (b)(c)	6,174,143
1,194,724	AAA	Class A1A2, 5.610% due 12/25/45 (c)	1,200,244
762,755	AAA	Series 2005-AR19, Class A1A2, 5.610% due 12/25/45 (c)	765,313
538,781	AAA	Series 2006-AR10, Class 1A1, 5.957% due 9/25/36 (c)	545,699
557,701	AAA	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A3, 5.240% due 4/25/36 (c)	554,493
5,714,569	AAA	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, 5.450% due 8/25/36 (b)(c)	5,712,857

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $102,625,597)	102,250,908

CONVERTIBLE BOND & NOTE - 0.1%
Diversified Financial Services - 0.1%
530,000	CCC+	Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $530,000)	598,900

MORTGAGE-BACKED SECURITIES - 29.6%
FHLMC - 3.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
586,714		5.367% due 2/1/36 (c)	589,882

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
FHLMC - 3.3% (continued)
		Gold:
678		6.000% due 10/1/10	$685
99,668		7.000% due 7/1/11-8/1/30	104,474
729,671		6.500% due 9/1/31-12/1/31	752,800
28,800,000		5.000% due 5/14/37 (k)	27,836,986

		Total FHLMC	29,284,827

FNMA - 22.2%
		Federal National Mortgage Association (FNMA):
2,379,274		6.500% due 4/1/15-5/1/31	2,448,524
2,597,092		5.500% due 10/1/16-12/1/16	2,609,466
73,350,000		5.000% due 5/17/22-6/12/37 (k)	71,252,114
48,650,000		6.000% due 5/17/22-5/14/37 (k)	49,034,273
2,066,892		7.000% due 8/1/29-5/1/32	2,161,779
3,266,159		7.500% due 9/1/29-3/1/32	3,418,890
5,816		8.000% due 2/1/31	6,154
12,089,267		6.000% due 4/1/32-6/1/32	12,255,006
56,200,000		5.500% due 5/14/37-5/17/37 (k)	55,794,034

		Total FNMA	198,980,240

GNMA - 4.1%
		Government National Mortgage Association (GNMA):
7,255,953		6.500% due 5/15/28-8/15/34	7,486,644
2,601,909		7.000% due 3/15/29-3/15/32	2,730,964
895,408		7.500% due 1/15/30-9/15/31	938,532
25,000,000		6.000% due 5/21/37 (k)	25,343,750

		Total GNMA	36,499,890

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $264,122,616)	264,764,957

SOVEREIGN BONDS - 4.5%
Brazil - 1.3%
		Federative Republic of Brazil:
8,327,000	BB	11.000% due 8/17/40 (b)	11,305,984
445,000	BB	Collective Action Securities, 8.750% due 2/4/25	584,953

		Total Brazil	11,890,937

Colombia - 0.1%
		Republic of Colombia:
85,000	BB+	10.000% due 1/23/12	100,725
550,000	BB+	10.750% due 1/15/13	684,750
384,000	BB+	7.375% due 9/18/37	430,080

		Total Colombia	1,215,555

Italy - 0.6%
4,750,000	A+	Region of Lombardy, 5.804% due 10/25/32 (b)	4,874,711

Mexico - 0.4%
		United Mexican States:
		Medium-Term Notes:
380,000	BBB	5.625% due 1/15/17	385,985
2,977,000	BBB	Series A, 6.750% due 9/27/34 (b)	3,323,820
53,000	BBB	Series XW, 10.375% due 2/17/09	57,797

		Total Mexico	3,767,602

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	RATING‡	SECURITY	VALUE
Panama - 0.4%
		Republic of Panama:
2,138,000	BB	9.375% due 4/1/29 (b)	$2,923,715
889,000	BB	6.700% due 1/26/36	943,451

		Total Panama	3,867,166

Russia - 1.6%
		Russian Federation:
100,002	BBB+	8.250% due 3/31/10 (d)	104,627
365,000	BBB+	11.000% due 7/24/18 (d)	525,600
11,703,190	BBB+	7.500% due 3/31/30 (b)(d)	13,305,035

		Total Russia	13,935,262

Supranational - 0.1%
875,000	A+	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	934,871

		TOTAL SOVEREIGN BONDS (Cost - $38,322,126)	40,486,104

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Agencies - 0.3%
		Federal Home Loan Bank (FHLB):
		Bonds:
1,630,000		5.400% due 1/2/09 (b)	1,629,897
70,000		4.750% due 12/16/16	68,828
190,000		Series VB15, 5.000% due 12/21/15	190,507
420,000		Global Bonds, 5.500% due 7/15/36	437,678
630,000		Federal National Mortgage Association (FNMA), 5.550% due 2/16/17	633,245
30,000		Tennessee Valley Authority, Bonds, 5.980% due 4/1/36	33,194

		Total U.S. Government Agencies	2,993,349

U.S. Government Obligations - 0.9%
		U.S. Treasury Bonds:
140,000		4.875% due 2/15/17	139,978
130,000		6.000% due 2/15/26	147,642
270,000		4.500% due 2/15/36	256,120
90,000		4.750% due 2/15/37	89,058
		U.S. Treasury Notes:
1,000,000		5.750% due 8/15/10 (l)	1,038,282
680,000		4.500% due 9/30/11	679,814
1,580,000		4.625% due 12/31/11 (b)	1,587,222
270,000		4.750% due 1/31/12	272,711
1,510,000		4.500% due 3/31/12	1,509,234
100,000		5.125% due 5/15/16	103,676
4,030,000		U.S. Treasury Strip Principal (STRIPS), zero coupon bond to yield 5.224% due 11/15/24 (b)	1,703,590

		Total U.S. Government Obligations	7,527,327

		TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $10,409,767)	10,520,676

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.3%
		U.S. Treasury Bonds, Inflation Indexed:
1,845,216		2.000% due 1/15/16 (b)	1,818,909
1,004,618		2.000% due 1/15/26	954,073
3,188,187		2.375% due 1/15/27 (b)	3,212,724

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

FACE AMOUNT†	SECURITY	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.3% (continued)
1,485,192	3.875% due 4/15/29 (b)	$1,882,017
	U.S. Treasury Notes, Inflation Indexed:
372,189	3.875% due 1/15/09	384,765
638,078	1.875% due 7/15/15	624,594
967,181	2.500% due 7/15/16	993,401
1,271,239	2.375% due 1/15/17	1,291,451

	TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $11,016,508)	11,161,934

SHARES
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
1,533,221	Home Interiors & Gifts Inc. (a)(h)*	15,332
2,998	Mattress Discounters Corp. (a)(h)*	0

	TOTAL CONSUMER DISCRETIONARY	15,332

CONSUMER STAPLES - 0.0% Food Products - 0.0%
24,971	Aurora Foods Inc. (a)(h)*	0
258	Imperial Sugar Co.	7,678

	TOTAL CONSUMER STAPLES	7,678

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
8,621	Continental AFA Dispensing Co. (a)(h)*	0

INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
2,433	Axiohm Transaction Solutions Inc. (a)(h)*	0

MATERIALS - 0.0%
Chemicals - 0.0%
1	Pliant Corp. (a)(h)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
3,736	McLeodUSA Inc., Class A Shares (a)(h)*	0
19,250	Pagemart Wireless (a)(h)*	193

	TOTAL TELECOMMUNICATION SERVICES	193

	TOTAL COMMON STOCKS (Cost - $819,852)	23,203

PREFERRED STOCKS - 0.0% CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
20	ION Media Networks Inc. (i)	154,813

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
841	TCR Holdings Corp, Class B Shares (a)(h)*	1
462	TCR Holdings Corp, Class C Shares (a)(h)*	0
1,218	TCR Holdings Corp, Class D Shares (a)(h)*	1
2,521	TCR Holdings Corp, Class E Shares (a)(h)*	3

	TOTAL FINANCIALS	5

UTILITIES - 0.0% Electric Utilities - 0.0%
5,200	AES Trust III	259,844

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

SHARES		SECURITY	VALUE
		TOTAL PREFERRED STOCKS (Cost - $408,520)	$414,662

CONVERTIBLE PREFERRED STOCKS - 0.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
139,850		General Motors Corp., Senior Debentures, Series C, 6.250% due 7/15/33 (b)	3,215,151

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
1,663		Chesapeake Energy Corp., Convertible	469,590

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $3,794,626)	3,684,741

ESCROWED SHARES - 0.0%
500,000		Breed Technologies Inc., 9.250% due 4/15/08 (a)(g)	0
375,000		Pillowtex Corp., 9.000% due 12/15/49 (a)	0
211,844		Vlasic Foods International Inc., 0.000% due 1/1/49 (a)(h)	0

		TOTAL ESCROWED SHARES (Cost - $0)	0

CONTRACTS
PURCHASED OPTIONS - 0.3%
387		Eurodollar Futures, Call @ $94.00, expires 6/18/07	653,062
919		Eurodollar Futures, Call @ $94.00, expires 9/17/07 (b)	1,838,000
9		Eurodollar Futures, Call @ $94.50, expires 9/17/07	6,806
113		Eurodollar Futures, Call @ $94.75, expires 6/18/07	4,238
63		Eurodollar Futures, Call @ $94.75, expires 9/17/07	18,900
64		U.S. Treasury Bond Futures, Call @ $112.00, expires 5/25/07	35,000
115		U.S. Treasury Notes 5-year Futures, Call @ $103.00, expires 8/24/07	343,203

		TOTAL PURCHASED OPTIONS (Cost - $3,140,928)	2,899,209

WARRANTS
WARRANTS - 0.0%
250		Brown Jordan International Inc., Expires 8/15/07(d)(h)*	2
819,239		ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates)(a)*	3
2,095		Cybernet Internet Services International Inc., Expires 7/1/09(a)(d)(h)*	0
1,780		GT Group Telecom Inc., Class B Shares, Expires 2/1/10(a)(d)(h)*	0
1,000		IWO Holdings Inc., Expires 1/15/11(a)(d)(h)*	0
250		Jazztel PLC, Expires 7/15/10(a)(d)(h)*	0
200		Leap Wireless International Inc., Expires 4/15/10(a)(d)(h)*	0
500		Mattress Discounters Co., Expires 7/15/07(a)(h)*	0
1,865		Merrill Corp., Class B Shares, Expires 5/1/09(a)(d)(h)*	0
2,521		Pillowtex Corp., Expires 11/24/09(a)(h)*	0

		TOTAL WARRANTS (Cost - $360,191)	5

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,003,741,500)	1,003,503,782

FACE AMOUNT†
SHORT-TERM INVESTMENTS - 12.5%
Sovereign Bonds - 1.0%
		Egypt Treasury Bills:
47,425,000	EGP	Zero coupon bond to yield 9.389% due 10/30/07	7,972,278
2,700,000	EGP	Zero coupon bond to yield 9.339% due 11/6/07	453,215
2,825,000	EGP	Zero coupon bond to yield 9.222% due 3/25/08	459,995

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

Face Amount†		Security	Value
Sovereign Bonds - 1.0% (continued)
1,425,000	EGP	Zero coupon bond to yield 8.720% due 4/1/08	$231,794

		Total Sovereign Bonds (Cost $9,051,357)	9,117,282

U.S. Government Agency - 0.3%
2,350,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.196%- 5.197% due 6/25/07 (l)(m) (Cost - $2,332,026)	2,332,026
Repurchase Agreement - 11.2%
100,249,000		Nomura Securities International Inc. repurchase agreement dated 4/30/07, 5.170% due 5/1/07; Proceeds at maturity - $100,263,397; (Fully collateralized by U.S government agency obligation, 6.000% due 5/15/11; Market value - $102,254,758) (Cost - $100,249,000) (b)	100,249,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $111,632,383)	111,698,308

		TOTAL INVESTMENTS - 124.7% (Cost - $1,115,373,883#)	1,115,202,090
		Liabilities in Excess of Other Assets - (24.7)%	(220,782,964)

		TOTAL NET ASSETS - 100.0%	$894,419,126

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(b)	All or a portion of this security is segregated for open futures contracts, written options and to be announced (“TBA”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2007.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Moody’s Investors Service.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Security is currently in default.

(h)	Illiquid security.

(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(j)	Rating by Fitch Ratings Service.

(k)	This security is traded on a TBA basis (See Note 1).

(l)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(m)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 22 and 23 for definitions of ratings.

Abbreviations used in this schedule:
EGP IO MASTR MXN PAC RUB	— Egyptian Pound — Interest Only — Mortgage Asset Securitization Transactions Inc. — Mexican Peso — Planned Amortization Class — Russian Ruble

See Notes to Schedule of Investments.

LEGG MASON PARTNERS DIVERSIFIED STRATEGIC INCOME FUND

Schedule of Investments (unaudited) (continued)	April 30, 2007

Schedule of Options Written

CONTRACTS	SECURITY	EXPIRATION DATE	STRIKE PRICE	VALUE
50	Eurodollar Futures, Call	6/18/07	94.88	$938
132	Eurodollar Futures, Call	6/18/07	95.00	825
43	Eurodollar Futures, Call	9/17/07	95.00	5,912
265	Eurodollar Futures, Call	9/17/07	95.25	16,563
88	Eurodollar Futures, Call	12/17/07	95.50	15,400
56	Eurodollar Futures, Put	6/18/07	94.75	12,600
161	Eurodollar Futures, Put	9/17/07	94.75	30,188
80	U.S. Treasury Bonds Futures, Call	5/25/07	113.00	16,250
215	U.S. Treasury Bonds Futures, Call	5/25/07	114.00	16,797
259	U.S. Treasury Bonds Futures, Call	5/25/07	115.00	4,047
138	U.S. Treasury Bonds Futures, Call	5/25/07	116.00	2,156
88	U.S. Treasury Bonds Futures, Call	8/24/07	113.00	81,125
26	U.S. Treasury Bonds Futures, Call	8/24/07	115.00	10,562
21	U.S. Treasury Bonds Futures, Put	5/25/07	108.00	328
92	U.S. Treasury Bonds Futures, Put	5/25/07	109.00	4,313
2	U.S. Treasury Bonds Futures, Put	5/25/07	110.00	312
89	U.S. Treasury Notes 5 Year Futures, Call	5/25/07	106.00	19,469
148	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	108.00	90,187
267	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	109.00	50,062
223	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	110.00	6,969
54	U.S. Treasury Notes 10 Year Futures, Call	5/25/07	111.00	844
256	U.S. Treasury Notes 10 Year Futures, Call	8/24/07	109.00	176,000
169	U.S. Treasury Notes 10 Year Futures, Call	8/24/07	110.00	63,375
73	U.S. Treasury Notes 10 Year Futures, Put	5/25/07	107.00	6,844

	TOTAL OPTIONS WRITTEN (Premiums received - $1,163,941)			$632,066

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Diversified Strategic Income Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940 as amended (the “1940 Act”), as an open-end management investment company. Prior to April 27, 2007, the Fund was a separate diversified investment fund of the Legg Mason Partners Income Funds, a Massachusetts business trust, registered under the 1940 Act.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts to hedge against the economic impact of adverse changes in the market value of portfolio securities, as a substitute for buying or selling securities or as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Notes to Schedule of Investments (unaudited) (continued)

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(g) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(i) Credit and Market Risk. The Fund invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,885,437
Gross unrealized depreciation	(24,057,230)

Net unrealized depreciation	$(171,793)

At April 30, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
Eurodollar	163	9/07	$38,669,240	$38,631,000	$(38,240)
Eurodollar	113	12/07	26,808,777	26,834,675	25,898
Eurodollar	147	3/08	34,985,110	34,980,487	(4,623)
Euribor	1,579	9/07	4,675,280	4,044,360	(630,920)
Euribor	39	9/07	14,917	1,997	(12,920)
LIBOR	180	9/07	42,437,358	42,341,516	(95,842)
LIBOR	44	9/07	78,410	64,902	(13,508)
LIBOR	180	9/07	1,710	—	(1,710)
German 10-Year Notes	150	6/07	23,812,302	23,390,179	(422,123)
U.S. Treasury 5-Year Notes	830	6/07	87,695,916	87,837,344	141,428
U.S. Treasury 5-Year Notes	62	9/08	6,558,599	6,571,031	12,432
U.S. Treasury 10-Year Notes	4	6/07	432,895	433,313	418

					(1,039,710)

Contracts to Sell:
British Pound	221	6/07	$26,909,733	$27,605,663	$(695,930)
Canadian Dollar	100	6/07	8,574,500	9,028,000	(453,500)
Eurodollar	157	6/07	25,859,277	26,839,150	(979,873)
Eurodollar	54	6/07	12,806,868	12,781,125	25,743
Japanese Yen	80	6/07	8,746,600	8,417,000	329,600
U.S. Treasury 5-Year Notes	42	6/07	4,457,134	4,444,781	12,353

					(1,761,607)

Net Unrealized Loss on Open Futures Contracts					$(2,801,317)

At April 30, 2007 the Fund had the following open forward foreign currency contracts:

Notes to Schedule of Investments (unaudited) (continued)

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain(Loss)
Contracts to Buy:
Euro	1,050,000	$1,434,890	5/9/07	$65,459
Euro	1,050,000	1,439,478	8/8/07	12,077
Japanese Yen	161,928,000	1,357,405	5/9/07	8,005
Japanese Yen	161,928,000	1,373,209	8/8/07	(7,252)

				78,289

Contracts to Sell:
Euro	1,050,000	1,434,890	5/9/07	(12,139)
Japanese Yen	161,928,000	1,357,405	5/9/07	7,095

				(5,044)

Net Unrealized Gain on Open Forward Foreign Currency Contracts				73,245

At April 30, 2007, the Fund held TBA securities with a total cost of $229,236,836.

During the period ended April 30, 2007, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Options written, outstanding July 31, 2006	5,024	$2,595,112
Options written	10,300	4,591,569
Options closed	(7,225)	(3,919,544)
Options expired	(5,104)	(2,103,196)

Options written, outstanding April 30, 2007	2,995	$1,163,941

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 22, 2007

By:	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: June 22, 2007